UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12-31-11

Check here if Amendment [   ];  Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Radcliffe Capital Management, L.P. (formerly R.G. Capital
         ---------------------------------------------------------
         Management, L.P., file no. 28-10367)
         ------------------------------------
Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
         ---------------------

Form 13F File Number: 28-10367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         -------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   610-617-5900
         ------------

Signature, Place, and Date of Signing:

/s/ Daneen Downey          Bala Cynwyd, PA           February 14, 2012
-----------------          ---------------           -----------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
                             ---------------------

                                REPORT SUMMARY:
                                ---------------

Number of Other Included Managers:        0
                                          --
Form 13F Information Table Entry Total:   28
                                          --
Form 13F Information Table Value Total:   $413,079
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME  OF  ISSUER          OF CLASS      CUSIP    x($1000)   PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                  CONVRT BOND  00826TAG3  28        28,000      PRN        SOLE                 28,000
------------------------------------------------------------------------------------------------------------------------------------
Alcatel-Lucent/France           CONVRT BOND  549463AG2  4,484     6,000,000   PRN        SOLE                         6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Alcatel-Lucent/France           CONVRT BOND  549463AH0  59,880    68,236,000  PRN        SOLE             66,766,000  1,470,000
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc      CONVRT BOND  007903AL1  4,893     5,000,000   PRN        SOLE                         5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc      CONVRT BOND  007903AN7  67,240    66,479,000  PRN        SOLE             66,479,000
------------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings Inc             CONVRT BOND  053494AG5  1,357     1,500,000   PRN        SOLE                         1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Bill Barrett Corp               CONVRT BOND  06846NAA2  3,517     3,500,000   PRN        SOLE              3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Charming Shoppes Inc            CONVRT BOND  161133AE3  3,629     3,992,000   PRN        SOLE                         3,992,000
------------------------------------------------------------------------------------------------------------------------------------
Conceptus Inc                   CONVRT BOND  206016AA5  19,844    19,880,000  PRN        SOLE             19,880,000
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories Int  CONVRT BOND  159864AB3  7,293     7,500,000   PRN        SOLE              7,500,000
------------------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide Inc           CONVRT BOND  298736AF6  20,371    20,435,000  PRN        SOLE             17,435,000  3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices Inc   CONVRT BOND  292659AA7  554       1,250,000   PRN        SOLE                         1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos Inc              CONVRT BOND  393657AD3  11,899    12,376,000  PRN        SOLE             12,376,000
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc       CONVRT BOND  444903AM0  10,365    10,450,000  PRN        SOLE             10,450,000
------------------------------------------------------------------------------------------------------------------------------------
Cal Dive International Inc      CONVRT BOND  127914AB5  50,641    50,509,000  PRN        SOLE             50,509,000
------------------------------------------------------------------------------------------------------------------------------------
Hologic Inc                     CONVRT BOND  436440AA9  29,301    30,670,000  PRN        SOLE             30,670,000
------------------------------------------------------------------------------------------------------------------------------------
Iconix Brand Group Inc          CONVRT BOND  451055AB3  4,861     4,902,000   PRN        SOLE              4,902,000
------------------------------------------------------------------------------------------------------------------------------------
Identive Group Inc              COMMON STOCK 45170X106  89        40,000      SH         SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co                   CONVRT BOND  631158AD4  1,360     2,948,000   PRN        SOLE                         2,948,000
------------------------------------------------------------------------------------------------------------------------------------
PHH Corp                        CONVRT BOND  693320AH6  9,596     9,884,000   PRN        SOLE              9,884,000
------------------------------------------------------------------------------------------------------------------------------------
Pantry Inc/The                  CONVRT BOND  698657AL7  23,035    23,380,000  PRN        SOLE             23,380,000
------------------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies Inc      CONVRT BOND  739363AF6  551       1,190,000   PRN        SOLE                         1,190,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp              CONVRT BOND  86074QAF9  240       250,000     PRN        SOLE                250,000
------------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp                    CONVRT BOND  80004CAC5  53,157    53,914,000  PRN        SOLE             53,914,000
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp           CONVRT BOND  853763AA8  12,471    12,086,000  PRN        SOLE             12,086,000
------------------------------------------------------------------------------------------------------------------------------------
Spartan Stores Inc              CONVRT BOND  846822AE4  1,636     1,760,000   PRN        SOLE                         1,760,000
------------------------------------------------------------------------------------------------------------------------------------
Stillwater Mining Co            CONVRT BOND  86074QAF9  10,331    10,750,000  PRN        SOLE             10,750,000
------------------------------------------------------------------------------------------------------------------------------------
THQ Inc                         CONVRT BOND  872443AB2  454       1,000,000   PRN        SOLE                         1,000,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Total Mkt
Records                                  28  Value      413,079   429,909,000
------------------------------------------------------------------------------------------------------------------------------------